Property And Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Schedule of Property And Equipment, Net

Property and equipment consist of the following at September 30, 2015 and December 31, 2014:

	September 30, 2015	December 31, 2014
Equipment	$111,885	$14,189
Computer	3,086	3,469
Leasehold improvement	223,587	-
Transaction verification servers	449,911	194,891
Property and equipment	788,469	212,549
Accumulated depreciation	(224,264)	(22,359)
Property and equipment, net	$564,205	$190,190

Property and equipment consist of the following at December 31, 2014 and December 31, 2013:

	December 31, 2014	December 31, 2013
Equipment	$14,189	$4,000
Computer	3,469	-
Transaction verification servers	194,891	-
	212,549	4,000
Accumulated depreciation	(22,359)	(444)
Property and equipment, net	$190,190	$3,556